Note 3 (Tables)	9 Months Ended
Jul. 31, 2012
Home Building Interest [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Interest capitalized at beginning of period	$118,435	$135,556	$121,441	$136,288
Plus interest incurred(1)	39,477	40,051	110,315	117,773
Less cost of sales interest expensed	14,298	14,222	40,091	43,804
Less other interest expensed(2)(3)	24,590	25,207	72,641	74,079
Interest capitalized at end of period(4)	$119,024	$136,178	$119,024	$136,178

Cash Paid for Interest, Net of Capitalized Interest [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011
Other interest expensed	$24,590	$25,207	$72,641	$74,079
Interest paid by our mortgage and finance subsidiaries	606	516	1,550	1,523
Increase in accrued interest	(13,356)	(12,577)	(10,073)	(10,928)
Cash paid for interest, net of capitalized interest	$11,840	$13,146	$64,118	$64,674